Other receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Non-Current
Trust funds	$ 43,203	$ 42,162
Tax credits	6,429	6,688
Prepaid expenses	2,079	1,865
Other	8,299	7,746
Other non current receivables	60,010	58,461
Current
Tax credits	19,734	26,498
Guarantee deposit	7,469	7,000
Receivables from related parties (Note 27)	11,716	9,239
Prepaid expenses	10,226	6,122
Other	17,449	14,297
Other current receivables	$ 66,594	$ 63,156